RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Advisory Fees and Expenses (Details) - Advisors	Aug. 20, 2019 USD ($)
Average invested assets between $0 to $2 billion | Minimum
Related Party Transaction [Line Items]
Average invested assets	$ 0
Average invested assets between $0 to $2 billion | Maximum
Related Party Transaction [Line Items]
Average invested assets	$ 2,000,000,000.0
Average invested assets between $0 to $2 billion | Advisory fees and expenses
Related Party Transaction [Line Items]
Asset management or advisory fees (rate of)	0.75%
Average invested assets between $2 billion to $4 billion | Minimum
Related Party Transaction [Line Items]
Average invested assets	$ 2,000,000,000.0
Average invested assets between $2 billion to $4 billion | Maximum
Related Party Transaction [Line Items]
Average invested assets	$ 4,000,000,000.0
Average invested assets between $2 billion to $4 billion | Advisory fees and expenses
Related Party Transaction [Line Items]
Asset management or advisory fees (rate of)	0.70%
Average invested assets over $4 billion | Minimum
Related Party Transaction [Line Items]
Average invested assets	$ 4,000,000,000.0
Average invested assets over $4 billion | Advisory fees and expenses
Related Party Transaction [Line Items]
Asset management or advisory fees (rate of)	0.65%